Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Derivative Instruments
As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2023		2022
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$30,807	$40,609	$40,101	$46,278
ALM (Note 2) (1)	2,436	681	2,934	6,062
	$33,243	$41,290	$43,035	$52,340

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Summary of Notional Amounts
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2023		2022
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter
Forward rate agreements	$8,698	$1,350	$–	$10,048	$8,802	$1,246	$–	$11,326
Centrally cleared forward rate agreements	74,442	14,268	–	88,710	88,710	–	111,616	–
Swap contracts	53,262	138,183	89,592	281,037	264,672	16,365	246,336	21,689
Centrally cleared swap contracts	1,739,841	2,403,089	988,320	5,131,250	4,395,595	735,655	3,930,263	596,448
Purchased options	20,027	10,030	713	30,770	29,906	864	20,160	290
Written options	19,445	8,726	922	29,093	29,005	88	16,926	103
	1,915,715	2,575,646	1,079,547	5,570,908	4,816,690	754,218	4,325,301	629,856
Exchange-traded
Futures contracts	40,328	3,302	–	43,630	43,600	30	109,493	22
Purchased options	1,502	–	–	1,502	1,502	–	6	–
Written options	2	–	–	2	2	–	1,006	–
	41,832	3,302	–	45,134	45,104	30	110,505	22
Total interest rate derivatives	1,957,547	2,578,948	1,079,547	5,616,042	4,861,794	754,248	4,435,806	629,878
Foreign exchange derivatives
Over-the-counter
Forward contracts	619,863	23,488	1,192	644,543	636,536	8,007	719,885	7,192
Swap contracts	180,391	255,751	154,647	590,789	516,001	74,788	497,830	71,357
Purchased options	32,603	2,401	22	35,026	35,005	21	25,734	1
Written options	32,101	10,952	–	43,053	41,981	1,072	29,158	646
	864,958	292,592	155,861	1,313,411	1,229,523	83,888	1,272,607	79,196
Exchange-traded
Futures contracts	64	–	–	64	64	–	42	–
Purchased options	185	–	–	185	185	–	–	–
Written options	289	–	–	289	289	–	–	–
	538	–	–	538	538	–	42	–
Total foreign exchange derivatives	865,496	292,592	155,861	1,313,949	1,230,061	83,888	1,272,649	79,196
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	854	648	371	1,873	1,854	19	2,195	19
Centrally cleared credit default swap contracts – protection purchased	71	626	51	748	748	–	1,801	54
Credit default swap contracts – protection sold	751	857	128	1,736	1,736	–	1,029	–
Centrally cleared credit default swap contracts – protection sold	35	802	426	1,263	1,263	–	698	–
Total credit derivatives	1,711	2,933	976	5,620	5,601	19	5,723	73
Equity derivatives
Over-the-counter	94,797	71,828	1,294	167,919	166,539	1,380	119,327	1,572
Exchange-traded	97,025	24,050	539	121,614	121,614	–	109,486	–
Total equity derivatives	191,822	95,878	1,833	289,533	288,153	1,380	228,813	1,572
Precious metal and other commodity derivatives
Over-the-counter	32,155	29,576	671	62,402	62,400	2	53,926	11
Centrally cleared commodity derivatives	152	317	–	469	469	–	56	–
Exchange-traded	20,878	10,528	184	31,590	31,590	–	36,427	–
Total precious metal and other commodity derivatives	53,185	40,421	855	94,461	94,459	2	90,409	11
Total notional amount of which:	$3,069,761	$3,010,772	$1,239,072	$7,319,605	$6,480,068	$839,537	$6,033,400	$710,730
Over-the-counter (1)	2,909,488	2,972,892	1,238,349	7,120,729	6,281,222	839,507	5,776,940	710,708
Exchange-traded	160,273	37,880	723	198,876	198,846	30	256,460	22

(1)
For OTC derivatives that are not centrally cleared, $1,757.1 billion (2022: $1,695.3 billion) are with counterparties that have two-way
collateral posting arrangements, $44.6 billion (2022: $53.0 billion) are with counterparties that have one-way
collateral posting arrangements, and $96.6 billion (2022: $98.4 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way
collateral posting arrangements are either sovereign entities or supra national financial institutions.

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2023					2022
	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$1	$–	$1	$7	$2	$–	$–	$–	$7	$2
Swap contracts	1,152	36	1,188	2,540	656	939	40	979	2,223	422
Purchased options	5	–	5	29	14	21	–	21	35	16
Written options	1	–	1	18	7	–	–	–	7	3
	1,159	36	1,195	2,594	679	960	40	1,000	2,272	443
Exchange-traded	1	–	1	78	2	–	–	–	198	7
	1,160	36	1,196	2,672	681	960	40	1,000	2,470	450
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,551	369	1,920	5,123	1,753	1,966	574	2,540	6,293	1,922
Swap contracts	413	499	912	2,885	794	366	394	760	2,928	721
Purchased options	202	–	202	495	227	325	–	325	767	267
Written options	31	–	31	162	58	29	–	29	139	46
	2,197	868	3,065	8,665	2,832	2,686	968	3,654	10,127	2,956
Exchange-traded	–	–	–	585	23	–	–	–	–	–
	2,197	868	3,065	9,250	2,855	2,686	968	3,654	10,127	2,956
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	4	6	105	18	2	–	2	164	19
– protection sold	10	–	10	34	15	–	–	–	44	11
	12	4	16	139	33	2	–	2	208	30
Equity derivatives
Over-the-counter	385	10	395	3,972	952	124	51	175	3,788	926
Exchange-traded	351	–	351	3,147	103	10	–	10	2,546	87
	736	10	746	7,119	1,055	134	51	185	6,334	1,013
Precious metal and other commodity derivatives
Over-the-counter	1,553	–	1,553	2,763	1,205	3,801	–	3,801	6,051	1,655
Exchange-traded	13	–	13	2,069	83	12	–	12	3,060	122
	1,566	–	1,566	4,832	1,288	3,813	–	3,813	9,111	1,777
RWA related to non-trade exposures to central counterparties					337					366
RWA related to CVA charge					5,949					6,696
Total derivatives	$5,671	$918	$6,589	$24,012	$12,198	$7,595	$1,059	$8,654	$28,250	$13,288

(1)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(2)
Under IMM, expected effective positive exposure (EEPE) is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

Summary of Detailed Information About Credit Risk
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2023				2022
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$1,509	$1,029	$651	$3,189	$1,245	$223	$1,151	$2,619
Governments	829	–	51	880	1,016	–	35	1,051
Corporate	853	1,168	499	2,520	1,167	3,247	570	4,984
Total derivative instruments	$3,191	$2,197	$1,201	$6,589	$3,428	$3,470	$1,756	$8,654